FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 26, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Trust”)

Federated Hermes Floating Rate Strategic Income Fund

Class A Shares

Class A1 Shares
Institutional Shares
Class R6 Shares

Federated Hermes Fund for U.S. Government Securities

Class A Shares

Class B Shares
Class C Shares

Institutional Shares (collectively, the “Funds”)

1933 Act File No. 33/3164 1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated May 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund(s) which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 234 on May 25, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary